NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised
or supplemented from time to time, for the following funds:
GATEWAY EQUITY CALL PREMIUM FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.65% to 0.58%. Gateway Investment Advisers, LLC. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.93%, 1.68%, 0.63%, 0.93%, and 0.68% of the Fund’s average daily net assets for Class A, C, N, T, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.58%	0.58%	0.58%	0.58%		0.58%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.53%	0.52%	0.64%	0.53	% 2	0.52%
Total annual fund operating expenses	1.36%	2.10%	1.22%	1.36%		1.10%
Fee waiver and/or expense reimbursement 3,4	0.43%	0.42%	0.59%	0.43%		0.42%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	1.68%	0.63%	0.93%		0.68%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T shares are estimated for the current fiscal year.
3
Gateway Investment Advisers, LLC (“Gateway” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.93%, 1.68%, 0.63%, 0.93% and 0.68% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

4
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$664	$906	$1,204	$2,050
Class C	$271	$582	$1,056	$2,178
Class N	$64	$277	$563	$1,379
Class T	$343	$592	$901	$1,775
Class Y	$69	$271	$530	$1,269

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$171	$582	$1,056	$2,178
GATEWAY FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($5 billion) from 0.65% to 0.60%, to reduce the fee rate on assets above the second breakpoint (above $5 billion) from 0.60% to 0.55% and to reduce the fee rate on assets of amounts in excess of $10 billion from 0.58% to 0.53%.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.58%	0.58%	0.58%	0.58%		0.58%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.14%	0.14%	0.07%	0.14	% 2	0.14%
Total annual fund operating expenses	0.97%	1.72%	0.65%	0.97%		0.72%
Fee waiver and/or expense reimbursement 3,4	0.03%	0.02%	0.00%	0.03%		0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.94%	1.70%	0.65%	0.94%		0.70%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T shares are estimated for the current fiscal year.
3
Gateway Investment Advisers, LLC (“Gateway” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.94%, 1.70%, 0.65%, 0.94% and 0.70% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

4
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$665	$863	$1,078	$1,694
Class C	$273	$540	$931	$1,830
Class N	$66	$208	$362	$810
Class T	$344	$548	$770	$1,407
Class Y	$72	$228	$399	$893

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$173	$540	$931	$1,830
MIROVA GLOBAL GREEN BOND FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.55% to 0.50%. Mirova US, LLC. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, N, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class N	Class Y
Management fees 1	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	0.00%	0.00%
Other expenses 2	0.64%	0.53%	0.64%
Total annual fund operating expenses	1.39%	1.03%	1.14%
Fee waiver and/or expense reimbursement 3,4	0.46%	0.40%	0.46%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.93%	0.63%	0.68%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses includes interest expense of 0.01% not disclosed in the Fund’s financial highlights table
3
Mirova US LLC (“Mirova US” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, Class N and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class N and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3
Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$516	$765	$1,074	$1,951
Class N	$64	$253	$496	$1,191
Class Y	$69	$276	$544	$1,309
VAUGHAN NELSON MID CAP FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($1.5 billion) from 0.80% to 0.75%, to reduce the fee rate on assets above $1.5 billion from 0.75% to 0.70%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating exp enses to 1.15%,

1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y
Management fees 1	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses	0.24%	0.24%	0.14%	0.24	% 2	0.24%
Total annual fund operating expenses	1.24%	1.99%	0.89%	1.24%		0.99%
Fee waiver and/or expense reimbursement 3,4	0.09%	0.09%	0.04%	0.09%		0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	1.15%		0.90%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T shares are estimated for the current fiscal year.
3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expense for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$685	$930	$1,202	$1,975
Class C	$293	$608	$1,057	$2,109
Class N	$87	$276	$486	$1,089
Class T	$364	$617	$898	$1,698
Class Y	$92	$298	$531	$1,198

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$193	$608	$1,057	$2,109
VAUGHAN NELSON SMALL CAP VALUE FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.90% to 0.85%. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees 1	0.85%	0.85%	0.85%	0.85%	0.85%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%
Other expenses 2	0.38%	0.38%	5.64%	0.38	% 3	0.38%
Total annual fund operating expenses	1.48%	2.23%	6.49%	1.48%		1.23%
Fee waiver and/or expense reimbursement 4,5	0.23%	0.23%	5.54%	0.23%		0.23%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%		1.00%

1
The Fund’s operating expenses have been restated to reflect a change in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended December 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses include acquired fund fees and expenses of less than 0.01%.
3	Other expenses for Class T shares are estimated for the current fiscal year.
4
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

5
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expense for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$695	$976	$1,298	$2,207

Class C	$303	$656	$1,156	$2,341
Class N	$97	$986	$2,338	$5,545
Class T	$374	$665	$998	$1,938
Class Y	$102	$348	$634	$1,450

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$203	$656	$1,156	$2,341

NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Statement of Additional Information, dated May 1, 2021, as may be revised or supplemented from time to time
GATEWAY EQUITY CALL PREMIUM FUND
GATEWAY FUND
(the “Funds”)
Effective July 1, 2021, the Funds’ Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.65% to 0.58% for the Gateway Equity Call Premium Fund (“Equity Call Premium Fund”) and from 0.65% to 0.60% and on assets below the first breakpoint (first $5 billion) from 0.60% to 0.55% (next $5 billion) and from 0.58% to 0.53% (amounts in excess of $10 billion) for the Gateway Fund. The table regarding advisory fee rates within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is hereby restated as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to Gateway (as a % of average daily net assets of the Fund)
Equity Call Premium Fund	9/30/14, as amended 7/1/21	0.58%
Gateway Fund	2/16/08, as amended 7/1/21	0.60% 0.55% 0.53%	of the first $5 billion of the next $5 billion of amounts in excess of $10 billion
Effective July 1, 2021, Gateway Investment Advisers, LLC has given a binding contractual undertaking to the Equity Call Premium Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.93%, 1.68%, 0.63%, 0.93% and 0.68% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2023. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Equity Call Premium Fund as follows:

Fund	Expense Limit	Date of Undertaking
Equity Call Premium Fund 2
Class A	0.93%	July 1, 2021
Class C	1.68%	July 1, 2021
Class N	0.63%	July 1, 2021
Class T	0.93%	July 1, 2021
Class Y	0.68%	July 1, 2021

2
Natixis Advisors, L.P. (Natixis Advisors”) will bear a portion of the waiver/reimbursement. The Natixis Advisors portion of the waiver/reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Gateway Investment Advisers, LLC.

MIROVA GLOBAL GREEN BOND FUND
(the “Global Green Bond Fund” )
Effective July 1, 2021, the Global Green Bond Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.55% to 0.50% for the Global Green Bond Fund. The table regarding advisory fee rates within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is hereby restated as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to Mirova US (as a % of average daily net assets of the Fund)
Global Green Bond Fund	3/29/19, as amended 7/1/21	0.50%
Effective July 1, 2021, Mirova US, LLC has given a binding contractual undertaking to the Global Green Bond Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.90%, 0.60% and 0.65% of the Fund’s average daily net assets for Class A, Class N and Class Y shares, respectively. This undertaking is in effect through April 30, 2023. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Global Green Bond Fund 3
Class A	0.90%	July 1, 2021
Class N	0.60%	July 1, 2021
Class Y	0.65%	July 1, 2021

3
Natixis Advisors, L.P. (“Natixis Advisors”) will bear a portion of the waiver/reimbursement. The Natixis Advisors portion of the waiver/reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Mirova US LLC.

VAUGHAN NELSON MID CAP FUND
VAUGHAN NELSON SMALL CAP VALUE FUND
(the “Funds”)
Effective July 1, 2021, the Funds’ Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.80% to 0.75% on the first $1.5 billion of assets and from 0.75% to 0.70% on amounts in excess of $1.5 billion for the Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”) and from 0.90% to 0.85% for the Vaughan Nelson Small Cap Value Fund (“Small Cap Value Fund”). The table regarding advisory fee rates within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is hereby restated with respect to the Funds as follows:

Fund	Date of Agreement	Advisory fee payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Mid Cap Fund	10/31/08, as amended 7/1/21	0.75% 0.70%	of the first $1.5 billion of amounts in excess of $1.5 billion
Small Cap Value Fund	10/30/00, as amended 7/1/21	0.85%
Effective July 1, 2021, Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Funds to limit the amount of the Funds’ total annual fund operating expenses (exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes (Small Cap Value Fund only), acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Mid Cap Fund’s average daily net assets and to 1.25%, 2.00%, 0.95%, 1.25% and 1.00% of the Small Cap Value Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. The undertakings are in effect through April 30, 2023. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Funds as follows:

Fund	Expense Limit	Date of Undertaking
Mid Cap Fund 4
Class A	1.15%	July 1, 2021
Class C	1.90%	July 1, 2021
Class N	0.85%	July 1, 2021
Class T	1.15%	July 1, 2021
Class Y	0.90%	July 1, 2021
Small Cap Value Fund 4
Class A	1.25%	July 1, 2021
Class C	2.00%	July 1, 2021
Class N	0.95%	July 1, 2021
Class T	1.25%	July 1, 2021

Fund	Expense Limit	Date of Undertaking
Class Y	1.00%	July 1, 2021

4	Natixis Advisors and Vaughan Nelson Investment Management, L.P. have agreed to bear the waiver/reimbursement jointly on a pro rata basis relative to their advisory and subadvisory fees, respectively.
Effective July 1, 2021, Vaughan Nelson Investment Management, L.P. (‘Vaughan Nelson”) has revised the breakpoint schedule to the subadvisory agreement of the Funds. Accordingly, the table in the sub-section
“Subadvisory Fees” within the section “Fund Charges and Expenses” is revised as follows with regard to the Funds.

Fund	Subadviser	Date of Subadvisory Agreement	Subadvisory fee payable to Subadviser (as a % of average daily net assets of the Fund/Segment)
Mid Cap Fund	Vaughan Nelson	10/31/08, as amended 7/01/21	0.47% 0.44%	of the first $1.5 billion of amounts in excess of $1.5 billion
Small Cap Value Fund	Vaughan Nelson	3/01/04, as amended 7/01/21	0.52%

NATIXIS FUNDS
Supplement dated June 10, 2021 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
LOOMIS SAYLES STRATEGIC INCOME FUND
(the “Fund”)
Effective July 1, 2021, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95%, 0.70%, and 1.20% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y	Admin Class

Management fees	0.57%	0.57%	0.57%	0.57%		0.57%	0.57%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%	0.25%

Other expenses 1	0.15%	0.15%	0.08%	0.15	% 2	0.15%	0.40	% 3

Total annual fund operating expenses	0.97%	1.72%	0.65%	0.97%		0.72%	1.22%

Fee waiver and/or expense reimbursement 4	0.02%	0.02%	0.00%	0.02%		0.02%	0.02%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.95%	1.70%	0.65%	0.95%		0.70%	1.20%

1	Other expenses include acquired fund fees and expenses of less than 0.01%.
2	Other expenses for Class T shares are estimated for the current fiscal year.
3	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
4
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.95%, 1.70%, 0.65%, 0.95%, 0.70% and 1.20% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T, Class Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods.. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$518	$717	$935	$1,561

Class C	$273	$538	$930	$1,828

Class N	$66	$208	$362	$810

Class T	$344	$548	$769	$1,407

Class Y	$72	$226	$397	$891

Admin Class	$122	$383	$667	$1,474

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$173	$538	$930	$1,828
NATIXIS OAKMARK FUND
(the “Fund”)
Effective July 1, 2021, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y

Management fees	0.69%	0.69%	0.69%	0.69%		0.69%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%

Other expenses	0.26%	0.26%	0.36%	0.26	% 1	0.26%

Total annual fund operating expenses	1.20%	1.95%	1.05%	1.20%		0.95%

Fee waiver and/or expense reimbursement 2,3	0.15%	0.15%	0.30%	0.15%		0.15%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.05%	1.80%	0.75%	1.05%		0.80%

1	Other expenses for Class T are estimated for the current fiscal year.
2
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the
Fund
. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$676	$908	$1,171	$1,922

Class C	$283	$585	$1,026	$2,057

Class N	$77	$278	$525	$1,232

Class T	$354	$594	$867	$1,644

Class Y	$82	$275	$498	$1,141

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$183	$585	$1,026	$2,057
NATIXIS OAKMARK INTERNATIONAL FUND
(the “Fund”)
Effective July 1, 2021, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T		Class Y

Management fees 1	0.78%	0.78%	0.78%	0.78%		0.78%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%		0.00%

Other expenses 1	0.33%	0.33%	0.39%	0.33	% 2	0.33%

Total annual fund operating expenses	1.36%	2.11%	1.17%	1.36%		1.11%

Fee waiver and/or expense reimbursement 3,4	0.21%	0.21%	0.32%	0.21%		0.21%

Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.15%	1.90%	0.85%	1.15%		0.90%

1	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.
2	Other expenses for Class T shares are estimated for the current fiscal year.
3
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

4
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years

Class A	$685	$944	$1,241	$2,084

Class C	$293	$623	$1,098	$2,218

Class N	$87	$312	$586	$1,367

Class T	$364	$632	$939	$1,811

Class Y	$92	$314	$573	$1,316

If shares are not redeemed:
	1 year	3 years	5 years	10 years

Class C	$193	$623	$1,098	$2,218

NATIXIS FUNDS
Supplement dated June
10
, 2021 to the Natixis Funds Statement of Additional Information, dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:
Loomis Sayles Strategic Income Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
LOOMIS SAYLES STRATEGIC INCOME FUND
Effective July 1, 2021, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) has given a binding contractual undertaking to the Loomis Sayles Strategic Income Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.95%, 1.70%, 0.65%, 0.95%, 0.70% and 1.20% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively. This undertaking is in effect through April 30, 2023. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking

Strategic Income Fund *

Class A	0.95%	July 1, 2021

Class C	1.70%	July 1, 2021

Class N	0.65%	July 1, 2021

Class T	0.95%	July 1, 2021

Class Y	0.70%	July 1, 2021

Admin Class	1.20%	July 1, 2021

*
Natixis Advisors, L.P. (“Natixis Advisors”) will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

NATIXIS OAKMARK FUND
Effective July 1, 2021, Natixis Advisors has given a binding contractual undertaking to the Natixis Oakmark Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.05%, 1.80%, 0.75%, 1.05% and 0.80% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2023. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking

Natixis Oakmark Fund* * *

Class A	1.05%	July 1, 2021

Class C	1.80%	July 1, 2021

Class N	0.75%	July 1, 2021

Class T	1.05%	July 1, 2021

Class Y	0.80%	July 1, 2021

* * *	Natixis Advisors and Harris Associates, L.P. have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.
NATIXIS OAKMARK INTERNATIONAL FUND
Effective July 1, 2021, Natixis Advisors has given a binding contractual undertaking to the Natixis Oakmark International Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2023. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking

Natixis Oakmark Fund** *

Class A	1.15%	July 1, 2021

Class C	1.90%	July 1, 2021

Class N	0.85%	July 1, 2021

Class T	1.15%	July 1, 2021

Class Y	0.90%	July 1, 2021

* * *	Natixis Advisors and Harris Associates have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

NATIXIS FUNDS
Supplement dated June
10
, 2021 to the Natixis Funds Prospectus and Summary Prospectus, each dated April 1, 2021, as may be revised or supplemented from time to time
VAUGHAN NELSON SELECT FUND
(the “Fund”)
Effective July 1, 2021, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate from 0.75% to 0.70% on assets. Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2023.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class N	Class T		Class Y
Management fees 1	0.70%		0.70%		0.70%	0.70%		0.70%
Distribution and/or service (12b-1) fees	0.25%		1.00%		0.00%	0.25%		0.00%
Other expenses	0.18%		0.18%		71.10%	0.18	% 2	0.18%
Total annual fund operating expenses	1.13%		1.88%		71.80%	1.13%		0.88%
Fee waiver and/or expense reimbursement 3,4	0.03	% 5	0.03	% 5	71.00%	0.03	% 5	0.03	% 5
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%		1.85%		0.80%	1.10%		0.85%

1
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2021, as if such reduction had been in effect during the fiscal year ended November 30, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2	Other expenses for Class T are estimated for the current fiscal year.
3
Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, dividend expenses on securities sold short, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2023 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C, Class N, Class T and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

4
Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

5
In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, the Adviser may voluntarily waive additional advisory fees. This may result in the Class A, Class C, Class T and Class Y shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.10%, 1.85%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class T and Class Y shares, respectively. This additional waiver may be terminated at any time

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten-year
period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$681	$908	$1,157	$1,866
Class C	$288	$586	$1,011	$2,001
Class N	$82	$6,190	$8,096	$8,331
Class T	$359	$595	$852	$1,586
Class Y	$87	$275	$482	$1,079

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$188	$586	$1,011	$2,001

NATIXIS FUNDS
Supplement dated June
10
, 2021 to the Natixis Funds Statement of Additional Information, dated April 1, 2021, as may be revised or supplemented from time to time, for the following funds:
VAUGHAN NELSON SELECT FUND
Effective July 1, 2021, the Vaughan Nelson Select Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets from 0.75% to 0.70%. The table regarding advisory fee rates within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Vaughan Nelson Select Fund as follows:

Fund	Advisory Fee Payable by Fund to Natixis Advisors (as a % of average daily net assets of the Fund)
Vaughan Nelson Select Fund	0.70%
Effective July 1, 2021, the Vaughan Nelson Select Fund’s Board of Trustees approved a proposal to reduce the subadvisory fee rate on assets from 0.50% to 0.47%. The last sentence in the “Subadvisory Fees”
sub-section
of the “Fund Charges and Expenses” section is hereby amended and restated as follows:
For the services described in the subadvisory agreement, the Vaughan Nelson Select Fund has agreed to pay Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) a subadvisory fee at the annual rate of 0.47% of the average daily net assets of the Vaughan Nelson Select Fund.
Effective July 1, 2021, Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Vaughan Nelson Select Fund’s total annual fund operating expenses (exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, dividend expenses on securities sold short, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.10%, 1.85%, 0.80%, 1.10% and 0.85% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through March 31, 2023. Accordingly, the table regarding expense limits within the sub-section
“Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Vaughan Nelson Select Fund *
Class A	1.10%	July 1, 2021
Class C	1.85%	July 1, 2021
Class N	0.80%	July 1, 2021
Class T	1.10%	July 1, 2021

Fund	Expense Limit	Date of Undertaking
Class Y	0.85%	July 1, 2021

*
Natixis Advisors and Vaughan Nelson Investment Management, L.P., have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory
fees, respectively.